Shareholder Fees - FidelityLargeCapValueIndexFund-PRO	Jun. 29, 2024 USD ($)
FidelityLargeCapValueIndexFund-PRO | Fidelity Large Cap Value Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none